Disposal group held for sale	12 Months Ended
Dec. 31, 2018
Disposal group held for sale [abstract]
Disposal group held for sale
20	Disposal group held for sale

On 31 July 2018, Shandong Power entered into an acquisition agreement with Taishan Power, a subsidiary of Huaneng Group, to acquire certain equity interest of Laizhou Wind Power (Note 41). According to the acquisition agreement, part or all of the wind power generators of Laizhou Wind Power could be dismantled upon the requirement of local government after the completion of the acquisition. In that case, Shandong Power is entitled to request Taishan Power or another third party designated by Taishan Power to repurchase 80% equity interests of Laizhou Wind Power in cash at fair value (no less than the fair value of equity interest of Laizhou Wind Power in the acquisition agreement).

In December 2018, as part of the wind power generators of Laizhou Wind Power have been dismantled, which is the case in the acquisition agreement, Shandong Power intends to sell 80% equity interests of Laizhou Wind Power back to Taishan Power. The assets and liabilities of Laizhou Wind Power are presented as disposal group held for sale in the consolidated financial statements.

As at 31 December 2018, the disposal group comprised the following assets and liabilities.

As at 31
December 2018

Property, plant and equipment
and other non-current assets	554,033
Land use rights	29,924
Other non-current assets	1,932
Inventories	4
Other receivables and assets	1,655
Accounts receivable	45,296
Bank balances and cash	15,104

Assets held for sale	647,948

Long-term loans	100,000
Accounts payable and other liabilities	66,827
Taxes payable	206
Short-term loans	466,000
Current portion of long-term loans	31,400

Liabilities held for sale	664,433

Less: short-term loans from Shandong Power	300,000

Liabilities held for sale	364,433

The non-recurring fair value measurement for the disposal group was based on the consideration in the equity transfer agreement, which has been categorised as Level 3 fair value.

There is no cumulative income or expenses included in other comprehensive income relating to the disposal group.